Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Accounting Policies [Line Items]
Impairments of intangible assets	$ 0
Product cost pertaining to deferred revenue	3,100,000	3,100,000
Income tax provision	9,135,000	15,953,000	1,319,000
Shares issued as compensation to employees	74,000	131,000
Nitronex LLC [Member]
Accounting Policies [Line Items]
Income tax provision	$ 0
Series A-2 Convertible Preferred Stock [Member]
Accounting Policies [Line Items]
Preferred stock canceled		282,681
Minimum [Member]
Accounting Policies [Line Items]
Definite-lived intangible asset useful life	5 years
Maximum [Member]
Accounting Policies [Line Items]
Definite-lived intangible asset useful life	10 years